Provisions for employee benefits (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Statement
Provisions for employee benefits	€ 1,201	€ 1,136
Other benefit plans
Statement
Provisions for employee benefits	268	278
Defined benefit plan
Statement
Provisions for employee benefits	933	858
Italian defined benefit plans
Statement
Provisions for employee benefits	258	269
Foreign defined benefit plan
Statement
Provisions for employee benefits	493	412
FISDE and other foreign medical plans
Statement
Provisions for employee benefits	€ 182	€ 177